Tax matters	12 Months Ended
Dec. 31, 2021
Tax matters
Tax matters

26. Tax matters

a)   Income tax

The components of Income tax expense for 2019, 2020 and 2021 are as follows:

	2019	2020	2021

Current income tax expense:
Tax expense for current year	7,099	7,496	3,777
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(190)	(1,270)	1,189
Total Income tax	6,909	6,226	4,966

b)   Income tax reconciliation

The reconciliation of the income tax calculated at the corporate income tax rate of 30% to the income tax recognized and the breakdown of the effective tax rate are as follows:

	2019	2020	2021

Profit before tax	27,290	25,200	25,767

Income tax at 30%	8,187	7,560	7,730

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(890)	(1,126)	(2,775)
Due to effect of tangible assets	19	(116)	(243)
Due to effect of non-deductible expenses, non-taxable income and others	(407)	(92)	254
Income Tax	6,909	6,226	4,966

Effective tax rate	25.32%	24.71%	19.27%
Current tax liability	—	—	—

Income tax	6,909	6,226	4,966
Of which:
Current	7,099	7,496	3,777
Deferred	(190)	(1,270)	1,189

The Bank is subject to regular reviews by the Mexican Tax Administration Service (Servicio de Administración Tributaria). As of December 31, 2021, there are no material tax contingencies.

c)   Tax recognized in consolidated total equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated total equity:

	2019	2020	2021

Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	462	264	16
Measurement of Financial assets at fair value through other comprehensive income – Debt instruments	(980)	(1,056)	1,402
Measurement of financial derivatives (Cash flow hedges)	(6)	126	(422)
Paid interests on Subordinated Additional Tier I Capital Notes	255	290	—
	(269)	(376)	996

d)   Deferred tax assets and liabilities

Main components of the Bank’s gross deferred tax assets and liabilities are as follows:

	12/31/2020	12/31/2021

Total deferred tax assets prior to offsetting	21,340	19,295
Of which:
Tangible assets and deferred charges	2,146	2,288
Provisions	2,288	2,444
Impairment losses on financial assets at amortized cost	10,277	8,620
Net operating losses carryforward (*)	4	1
Capital losses carryforward (*)	2,660	2,333
Labour provisions	1,416	1,238
Fees and interest collected in advance	1,053	1,299
Foreign exchange rate financial derivatives	1,496	1,072
Total deferred tax liabilities prior to offsetting	(3,440)	(1,690)
Of which:
Unrealized gains on financial instruments	(2,512)	(517)
Prepayments	(777)	(1,022)
Other	(151)	(151)
(*)

The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

As of December 31, 2021, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2018	2028	2,299	690
2019	2029	2,306	692
2020	2030	2,258	677
2021	2031	913	274
		7,776	2,333

The Bank only recognizes deferred tax assets for temporary differences and tax credit carryforward where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

After offsetting, deferred tax assets and liabilities are presented in the consolidated balance sheet as follows:

	12/31/2020	12/31/2021

Presented as deferred tax assets	18,087	18,111
Presented as deferred tax liabilities	(187)	(506)
Net	17,900	17,605

Deferred tax assets represent the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Bank’s Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred income tax expense/(benefit). This is due to deferred taxes that are recognized directly in consolidated total equity.

The changes in the total deferred tax assets and liabilities, prior to offsetting, in the last two years were as follows:

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2020	Income	Income	Movements	12/31/2020

Deferred tax assets	20,757	1,430	(280)	(567)	21,340
Deferred tax liabilities	(3,461)	(160)	(96)	277	(3,440)
	17,296	1,270	(376)	(290)	17,900

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2021	Income	Income	Movements	12/31/2021

Deferred tax assets	21,340	(1,116)	(602)	(327)	19,295
Deferred tax liabilities	(3,440)	(73)	1,598	225	(1,690)
	17,900	(1,189)	996	(102)	17,605